Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 6,379,580
Impairment charge	0	$ (108,861)
Ending balance	7,397,149	6,379,580
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	4,226,619
Ending balance	5,284,790	4,226,619
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,595,485
Ending balance	2,620,710	2,595,485
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	241,551
Ending balance	218,494	241,551
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	64,326
Ending balance	52,284	64,326
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	136,481
Ending balance	125,218	136,481
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	207,460
Ending balance	204,202	207,460
Gold interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	340,231
Ending balance	331,048	340,231
Gold interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	275,702
Ending balance	275,702	275,702
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	365,383
Ending balance	1,457,132	365,383
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,688,721	5,309,801
Additions (Reductions)	1,254,110	378,920
Disposal	(16,006)
Ending balance	6,926,825	5,688,721
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,429,911	3,429,911
Additions (Reductions)	144,000	0
Disposal	0
Ending balance	3,573,911	3,429,911
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Additions (Reductions)	0	0
Disposal	0
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	140,058	140,058
Additions (Reductions)	0	0
Disposal	0
Ending balance	140,058	140,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Additions (Reductions)	0	0
Disposal	0
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,352
Additions (Reductions)	0	0
Disposal	0
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	340,231	340,231
Additions (Reductions)	0	0
Disposal	0
Ending balance	340,231	340,231
Gold interests [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	275,702	0
Additions (Reductions)	0	275,702
Disposal	0
Ending balance	275,702	275,702
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	419,174	315,956
Additions (Reductions)	1,110,110	103,218
Disposal	(16,006)
Ending balance	1,513,278	419,174
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,462,102)	(1,325,752)
Depletion	(179,933)	(136,350)
Impairment charge		0
Ending balance	(1,642,035)	(1,462,102)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(834,426)	(748,492)
Depletion	(118,775)	(85,934)
Impairment charge		0
Ending balance	(953,201)	(834,426)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(382,313)	(361,379)
Depletion	(23,057)	(20,934)
Impairment charge		0
Ending balance	(405,370)	(382,313)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(75,732)	(59,793)
Depletion	(12,042)	(15,939)
Impairment charge		0
Ending balance	(87,774)	(75,732)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(83,948)	(75,707)
Depletion	(11,263)	(8,241)
Impairment charge		0
Ending balance	(95,211)	(83,948)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(31,892)	(27,883)
Depletion	(3,258)	(4,009)
Impairment charge		0
Ending balance	(35,150)	(31,892)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion	(9,183)	0
Impairment charge		0
Ending balance	(9,183)	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion	0	0
Impairment charge		0
Ending balance	0	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(53,791)	(52,498)
Depletion	(2,355)	(1,293)
Impairment charge		0
Ending balance	(56,146)	(53,791)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,563,244
Ending balance	1,541,741	1,563,244
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	244,465
Ending balance	206,866	244,465
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	490,771
Ending balance	459,083	490,771
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	165,378
Ending balance	151,403	165,378
Silver interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	140,908
Ending balance	167,502	140,908
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	521,722
Ending balance	556,887	521,722
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,983,979	2,887,480
Additions (Reductions)	83,354	96,499
Disposal	0
Ending balance	3,067,333	2,983,979
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Additions (Reductions)	0	0
Disposal	0
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Additions (Reductions)	0	0
Disposal	0
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Additions (Reductions)	0	0
Disposal	0
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	140,908	140,908
Additions (Reductions)	30,039	0
Disposal	0
Ending balance	170,947	140,908
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,115,154	1,018,655
Additions (Reductions)	53,315	96,499
Disposal	0
Ending balance	1,168,469	1,115,154
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,420,735)	(1,330,022)
Depletion	(104,857)	(90,713)
Impairment charge		0
Ending balance	(1,525,592)	(1,420,735)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(280,161)	(248,394)
Depletion	(37,599)	(31,767)
Impairment charge		0
Ending balance	(317,760)	(280,161)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(409,572)	(380,813)
Depletion	(31,688)	(28,759)
Impairment charge		0
Ending balance	(441,260)	(409,572)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(137,570)	(123,365)
Depletion	(13,975)	(14,205)
Impairment charge		0
Ending balance	(151,545)	(137,570)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion	(3,445)	0
Impairment charge		0
Ending balance	(3,445)	0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(593,432)	(577,450)
Depletion	(18,150)	(15,982)
Impairment charge		0
Ending balance	(611,582)	(593,432)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	291,993
Ending balance	287,706	291,993
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	213,179
Ending balance	208,892	213,179
Palladium interest [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	78,814
Ending balance	78,814	78,814
Palladium interest [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	342,535	263,721
Additions (Reductions)	0	78,814
Disposal	0
Ending balance	342,535	342,535
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,721
Additions (Reductions)	0	0
Disposal	0
Ending balance	263,721	263,721
Palladium interest [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	78,814	0
Additions (Reductions)	0	78,814
Disposal	0
Ending balance	78,814	78,814
Palladium interest [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(50,542)	(43,054)
Depletion	(4,287)	(7,488)
Impairment charge		0
Ending balance	(54,829)	(50,542)
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(50,542)	(43,054)
Depletion	(4,287)	(7,488)
Impairment charge		0
Ending balance	(54,829)	(50,542)
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion	0	0
Impairment charge		0
Ending balance	0	0
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	6,379,580
Ending balance	7,397,149	6,379,580
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,475,692	8,863,875
Additions (Reductions)	1,337,464	611,817
Disposal	(16,006)
Ending balance	10,797,150	9,475,692
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(3,096,112)	(2,741,434)
Depletion	(303,889)	(245,817)
Impairment charge		(108,861)
Ending balance	(3,400,001)	(3,096,112)
Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	67,035
Ending balance	67,035	67,035
Platinum Interests [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451
Ending balance	9,451	9,451
Platinum Interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	57,584
Ending balance	57,584	57,584
Platinum Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	67,035	9,451
Additions (Reductions)	0	57,584
Disposal	0
Ending balance	67,035	67,035
Platinum Interests [member] | Cost [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451	9,451
Additions (Reductions)	0	0
Disposal	0
Ending balance	9,451	9,451
Platinum Interests [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	57,584	0
Additions (Reductions)	0	57,584
Disposal	0
Ending balance	57,584	57,584
Platinum Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion	0	0
Impairment charge		0
Ending balance	0	0
Platinum Interests [member] | Accumulated Depletion & Impairment [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion	0	0
Impairment charge		0
Ending balance	0	0
Platinum Interests [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion	0	0
Impairment charge		0
Ending balance	0	0
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	230,689
Impairment charge	0	(108,861)
Ending balance	215,877	230,689
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Additions (Reductions)	0	0
Disposal	0
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(162,733)	(42,606)
Depletion	(14,812)	(11,266)
Impairment charge		(108,861)
Ending balance	$ (177,545)	$ (162,733)